Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Balances and Transactions
Related Party Balances and Transactions
9.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties is as follows:

	December 31	December 31
Payables to related parties	2021	2020
Key management personnel ("KMP")(a)	$35	$34
Hunter Dickinson Services Inc. ("HDSI")(b)	341	814
Total payables to related parties	$376	$848

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation. Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel

The aggregate value of transactions with KMP, being the Group’s directors, including Chief Executive Officer ("CEO"), Chief Financial Officer ("CFO"), Company Secretary, Executive Vice President ("EVP"), Environment and Sustainability, Vice President ("VP"), Corporate Communications, VP, Engineering and VP, Public Affairs (until August 31, 2021), and Pebble Partnership ("PLP") senior management including the Interim PLP CEO and Chair of Pebble Mines Corp ("PMC Chair"), Executive VP ("EVP"), Public Affairs, Senior VP ("SVP"), Corporate Affairs, SVP Engineering (until February 28, 2021), VP, Permitting, and Chief of Staff (until February 19, 2021), was as follows for the year ended December 31, 2021 and 2020:

Transaction	2021	2020
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,882	$2,408
Amounts paid and payable to KMP [2]	2,624	4,525
Bonuses paid to KMP [3]	–	1,216
Interest payable on loans from KMP [4]	–	5
	5,506	8,154
Share-based compensation [5]	1,854	6,207
Total compensation	$7,360	$14,361

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b)).

2.

Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the Interim PLP CEO (2020 – included the former PLP CEO) and PMC Chair, PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering was employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS") until the end of February 2021. The Group reimbursed HDUS for costs incurred.

3.	In 2020, incentive bonuses were paid to the former PLP CEO, SVP, Corporate Affairs and Chief of Staff.

4.

In January 2020, the Group repaid loans totalling $1,150 advanced by the Group’s Board Chair and CEO pursuant to the Credit Facility (note 8). $9 in interest was paid on the loans of which $5 was accrued in January 2020. The following reconciles loans repaid:

Total loans including interest payable at January 1, 2020	$971
Additional loans provided	183
Interest accrued	5
Loans repaid	(1,159)
Balance December 31, 2020	$–

5.	Consists of the expense recognized for share purchase options issued and/or vesting and the grant of DSUs (note 6(e)) during the respective periods.

Options Exercised

During the year ended December 31, 2021, KMP exercised 3,717,000 (2020 – 1,440,000) options at a weighted average exercise price of $0.49 (2020 – $0.56) per option, and a weighted average market price on exercise of $0.73 (2020 – $1.83) per option for proceeds to the Group of $1,824 (2020 – $807).

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2021 and 2020, transactions with HDSI were as follows:

Transactions	2021	2020
Services rendered by HDSI:
Technical [1]
Engineering	$735	$904
Environmental	434	245
Socioeconomic	285	486
Other technical services	154	307
	1,608	1,942
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	3,029	3,011
Shareholder communication	721	614
	3,750	3,625

Total for services rendered	5,358	5,567

Reimbursement of third party expenses
Conferences and travel	49	119
Insurance	71	53
Office supplies and information technology [2]	502	418
Total reimbursed	622	590

Total	$5,980	$6,157

Notes to table

1.	Included in exploration and evaluation expenses.

2.

Includes payments made for the use of offices and shared space of $106 (2020 - $7) for the year ended December 31, 2021. In April 2021, the Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026. As of December 31, 2021, the remaining undiscounted commitment was $431 (note 16(e)).

Pursuant to an addendum to the management services agreement between HDSI and the Company, following a change of control, the Company is subject to termination payments if the management services agreement is terminated. The Company will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.